Business Combinations, Acquisitions and Non-controlling Interest - Summary of Selected Financial Data From Consolidated Statements of Financial Position (Detail) $ in Thousands, $ in Millions	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Assets:
Current assets	$ 360,223,237	$ 18,059	$ 330,844,323
Total assets	1,625,048,227	81,463	1,531,933,657	$ 1,429,223,392
Liabilities and equity:
Current liabilities	507,310,678	25,431	525,399,745
Non-current liabilities	802,619,931	40,235	779,627,047
Total liabilities	1,309,930,609	65,666	1,305,026,792	1,183,350,970
Equity attributable to equity holders of the parent	250,478,803	12,557	177,909,959
Non-controlling interest	64,638,815	3,240	48,996,906
Total equity	315,117,618	15,797	226,906,865	$ 245,872,422	$ 260,633,517
Total liabilities and equity	1,625,048,227	$ 81,463	1,531,933,657
Subsidiaries with material non-controlling interests [member]
Assets:
Current assets	32,775,046		29,516,038
Non-current assets	150,747,947		137,724,390
Total assets	183,522,993		167,240,428
Liabilities and equity:
Current liabilities	49,942,415		34,608,254
Non-current liabilities	82,293,652		89,711,288
Total liabilities	132,236,067		124,319,542
Equity attributable to equity holders of the parent	26,129,649		21,864,132
Non-controlling interest	25,157,277		21,056,754
Total equity	51,286,926		42,920,886
Total liabilities and equity	$ 183,522,993		$ 167,240,428